BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock Short-Term Municipal Fund

(the “Fund”)

Supplement dated September 3, 2019 to the Statement of Additional Information of the Fund

dated October 26, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The third paragraph in the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Kevin A. Schiatta and Kristi Manidis are the portfolio managers of the Short-Term Fund and are jointly and primarily responsible for the day-to-day operations of the Fund.

The section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Other Funds and Accounts Managed — Short-Term Fund” is deleted in its entirety and replaced with the following:

Short-Term Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Kevin A. Schiatta, CFA	5 $4.87 Billion	0 $0	4 $243.1 Million	0 $0	0 $0	0 $0
Kristi Manidis*	6 $6.62 Billion	0 $0	40 $13.11 Billion	0 $0	0 $0	40 $13.11 Billion

*	Information as of July 31, 2019.

The table following the first paragraph in the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio Manager	Benchmark
Theodore R. Jaeckel, Jr., CFA Walter O’Connor, CFA Michael Kalinoski Kevin A. Schiatta, CFA Kristi Manidis	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

The section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of June 30, 2018, the end of the Funds’ most recently completed fiscal year end, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Owned
Theodore R. Jaeckel, Jr., CFA	High Yield Fund	$100,001 – $500,000
Walter O’Connor, CFA	National Fund High Yield Fund	$100,001 – $500,000 None
Kevin A. Schiatta, CFA	Short-Term Fund	None
Kristi Manidis*	Short-Term Fund	None
Michael Kalinoski, CFA	National Fund	$10,001 – $50,000

*	Information as of July 31, 2019.

Shareholders should retain this Supplement for future reference.

SAI-MBFST-0919SUP

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